SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

On April 16, 2015, the Company's shareholders approved the following:

The increase of the Company's authorized share capital by NIS 200,000 such that following the increase, the authorized share capital will equal NIS 450,000 divided into 30,000,000 Ordinary shares, par value NIS 0.015 each.

On July 30, 2015, the Company announced the closing of an underwritten public offering of 6,910,569 Ordinary shares, offered at a price to the public of $1.23 per share. The gross proceeds to the Company were $8,500, before deducting underwriting discounts and commissions and other offering costs of approximately $1,070.

See also Note 17 for subsequent events.

Stock option plans:

In April 2015, the Company's Board of Directors approved the adoption of Israeli Employee Stock Option Plan (the "Plan"), which authorized the grant of options to purchase up to an aggregate of 3,000,000 Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan.

Each award agreement will provide the schedule under which such awards may be exercised (“Vesting Schedule”). The Vesting Schedule of an award will be determined by the Administrator provided that (to the extent permitted under Applicable Law) the Administrator, in its absolute discretion, shall have the authority to accelerate the vesting of any outstanding Option at such time and under such circumstances as it, in its sole discretion, deems appropriate. Subject to the Vesting Schedule, Awards may be exercised into Award Shares during the ten (10) year period from the adoption date of the Plan unless otherwise determined by the Administrator (to the extent permitted under Applicable Law and the Plan). No grants were made in 2015 under the Plan.

b.	Warrants:

During February 2012, pursuant to 2012 loan agreement (see Note 9) the Company issued warrants to purchase 1,200,000 Ordinary shares at an exercise price of $2.5 per share for a period of three years. The fair value of the warrants was based on the Black-Scholes-Merton option-pricing model, assuming a stock price of $2.04, a risk free interest of 0.41%, a volatility factor of 52.5%, dividend yield of 0% and contractual life of three years.

During September 2014, 120,000 warrants were exercised for 69,749 Ordinary shares on a cashless basis as agreed in the applicable warrant agreement. The remaining 1,080,000 warrants expired in February 2015.